The Company and key events - Key events for the six-month period ended June 30, 2025 (Details)			6 Months Ended
	Apr. 24, 2025 EUR (€) € / shares shares	Apr. 23, 2025 EUR (€)	Jun. 30, 2025 EUR (€) shares	Jan. 27, 2025 patient	Dec. 31, 2024 EUR (€) shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of patients planned to be enrolled in medical study | patient				105
Issue of equity			€ 14,932,000
Share capital	€ 4,609,489.9		€ 4,610,000		€ 4,192,000
Number of shares issued (in shares) | shares			92,189,798		83,844,411
Sanofi-Aventis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity	€ 14,999,998.59
Increase (decrease) in number of ordinary shares issued (in shares) | shares	8,345,387
Issue of equity share price (in euro per share) | € / shares	€ 1.7974
Ordinary Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued (in shares) | shares	92,175,723
2016 Preferred Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued (in shares) | shares	6,494
2017 Preferred Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued (in shares) | shares	7,581
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity			€ 417,000
Share capital | Sanofi-Aventis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity	€ 417,269.35		€ 417,269
Share capital | Ordinary Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued (in shares) | shares			92,176,373		83,830,336	80,967,407	80,860,563
Share capital | Ordinary Shares | Sanofi-Aventis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares	8,345,387
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity			€ 14,515,000
Share premium | Sanofi-Aventis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity	€ 14,582,729.24		€ 14,515,000
Agreement with Sanofi, 2016 | Sanofi-Aventis | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issue of equity		€ 15,000,000